Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Before Provision for Income Taxes
The components of income before provision for income taxes are as follows:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
United Kingdom	$526	$139	$427
Foreign	194	73	244
Income from continuing operations before income taxes	$720	$212	$671

Schedule of Components of Income Tax Benefit (Expense)
The benefit (expense) for income taxes consists of the following:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
Current:
United Kingdom	$(1)	$2	$(87)
Foreign	(145)	(178)	(94)
Total current tax benefit (expense)	$(146)	$(176)	$(181)
Deferred:
United Kingdom	$97	$114	$25
Foreign	121	156	9
Total deferred tax benefit (expense)	$218	$270	$34
Total income tax benefit (expense)	$72	$94	$(147)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the tax benefit (expense) at the United Kingdom statutory income tax rate to the actual tax benefit (expense) is as follows:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
Income tax benefit (expense) at statutory rate	$(180)	$(53)	$(127)
Foreign tax rate differential	(10)	(14)	(2)
Research and development tax credits	85	94	37
Change in valuation allowance	—	(4)	(5)
Non-deductible/non-taxable items	(10)	(3)	(3)
Patent box benefit	38	(4)	25
Contingency reserve	19	—	—
Impact of U.K. rate change	(22)	(3)	(2)
Withholding tax	(97)	(122)	(72)
Gains exempt from U.K. tax	(2)	(3)	2
Windfall tax benefit associated with share-based compensation	251	206	—
Income tax benefit (expense)	$72	$94	$(147)

Schedule of Deferred Tax Assets and Liabilities
The significant components of deferred tax assets and liabilities are as follows:

	As of
(in millions)	March 31, 2025	March 31, 2024
Lease liability	$25	$19
Fixed assets	21	27
Tax losses and research and development tax credits	549	408
Equity investments	11	9
Share-based compensation	41	28
Reserves and other liabilities	27	23
Total gross deferred tax assets	674	514
Less: Valuation allowance	(26)	(25)
Total deferred tax assets, net of valuation allowance	648	489
Right of use assets	(23)	(18)
Acquired intangibles	(6)	(5)
Outside basis differences	(52)	(106)
Hedging reserve	(1)	—
Contract liabilities	(206)	(213)
Total deferred tax liabilities	(288)	(342)
Net deferred tax assets (liabilities)	$360	$147

Schedule of Unrecognized Tax Benefits Roll Forward
The following table reflects changes in gross unrecognized tax benefits:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
Gross unrecognized tax benefits—April 1	$83	$62	$54
Gross increases—tax positions in prior period	—	5	6
Gross decreases—tax positions in prior period	(11)	(1)	—
Gross increases—tax positions in current period	31	19	7
Settlements	(2)	—	(1)
Lapse of statute of limitations	—	(1)	(1)
Foreign exchange	—	(1)	(3)
Gross unrecognized tax benefits— March 31	$101	$83	$62